SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Federated Master Trust, a portfolio of Money Market Obligations Trust, which covers the six-month reporting period from December 1, 1999 through May 31, 2000. The report contains commentary by the fund's portfolio manager, followed by a complete list of the fund's investments on the last day of the reporting period, and the financial statements.

The fund pursues competitive daily income along with daily liquidity and stability of principal1 through a diversified portfolio of money market securities. At the end of the reporting period, the portfolio was diversified among commercial paper (29.3%), repurchase agreements (7.2%), variable rate instruments (36.7%), short-term notes (7.6%), loan participation (8.9%) and certificates of deposit (10.3%).

Dividends paid monthly to shareholders during the reporting period totaled $0.028 per share. At the end of the reporting period, the fund's net assets totaled $339 million.

Thank you for selecting Federated Master Trust as a daily cash investment. As always, we welcome your comments and suggestions.

Sincerely,

John Christopher Donahue

J. Christopher Donahue
President
July 15, 2000

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

Federated Master Trust invests in money market instruments maturing in 397 days or less. The average maturity of these securities, computed on a dollar weighted basis, is restricted to 90 days or less. Portfolio securities must be rated in one of the two highest short-term rating categories by one or more of the nationally recognized statistical rating organizations or be of comparable quality to securities having such ratings. Typical security types include, but are not limited to, commercial paper, certificates of deposit, time deposits, variable rate instruments and repurchase agreements.

During the past six months we have continued to see strong economic growth in the United States. Thirty-year lows in the unemployment number, strong retail sales, increased home buying and strong productivity numbers led the Federal Reserve Board (the "Fed") to increase the federal funds target rate by 100 basis points. The Fed increased the interest rate in 25 basis point increments until May 2000, when it raised rates 50 basis points to 6.50%. During the past month we began to see signs of a moderate economic slowdown. Although we still think there is a risk of inflationary pressure, we think the Fed will remain on hold in the short-term.

Thirty-day commercial paper started the reporting period at 5.50% on December 1, 1999, and then rose as high as 6.50% on May 31, 2000. The commercial paper rates increased over this time frame in anticipation of the federal funds target rate increases.

The target average maturity range for the fund remained in the 45-55 day target range for the entire period, reflecting a positive position regarding Fed policy and the money market yield curve. In structuring the fund, there is continued emphasis placed on positioning 30-35% of the fund's assets in variable rate demand notes and accomplishing a modest barbell structure.

During the six months ended May 31, 2000, the net assets of the fund decreased from $358.7 million to $339.0 million, while the 7-day net yield increased from 5.22% to 6.07%.1 The effective average maturity of the fund on May 31, 2000, was 54 days.

1 Past performance is no guarantee of future results. Yields will vary. Yields quoted for money market funds most closely reflect the fund's current earnings.

Portfolio of Investments

MAY 31, 2000 (UNAUDITED)

Principal Amount			Value
		CERTIFICATES OF DEPOSIT--10.3%
		Banking--10.3%
$1,000,000		ABN AMRO Bank NV, Amsterdam, 6.780%, 3/20/2001	$999,698
1,600,000		Australia & New Zealand Banking Group, Melbourne, 6.310%, 9/13/2000	1,599,900
3,600,000		Bank of Nova Scotia, Toronto, 6.880%, 4/3/2001	3,599,142
5,000,000		Bayerische Landesbank Girozentrale, 5.930%, 10/2/2000	4,990,349
1,700,000		Commerzbank AG, Frankfurt, 6.510%, 12/13/2000	1,700,088
1,000,000		Credit Agricole Indosuez, 6.870%, 3/28/2001	999,766
1,000,000		Royal Bank of Canada, Montreal, 6.460%, 10/23/2000	1,000,052
13,100,000		Svenska Handelsbanken, Stockholm, 6.765% - 6.940%, 3/22/2001 - 5/2/2001	13,097,160
5,000,000		UBS AG, 6.190%, 12/11/2000	4,998,236
2,000,000		Westpac Banking Corp. Ltd., Sydney, 6.750%, 4/17/2001	1,999,670

		TOTAL CERTIFICATES OF DEPOSIT	34,984,061

		COMMERCIAL PAPER--29.3%[1]
		Banking--8.8%
5,000,000		Amsterdam Funding Corp., 6.250%, 6/1/2000	5,000,000
4,000,000		CBA (Delaware) Finance Inc., (Guaranteed by Commonwealth Bank of Australia, Sydney), 6.087%, 8/28/2000	3,940,483
16,000,000		Market Street Funding Corp., (PNC Bank, N.A. LOC), 6.540%, 6/19/2000	15,947,680
5,000,000		Westpac Trust Securities NZ Ltd., (Guaranteed by Westpac Banking Corp. Ltd., Sydney), 6.200%, 11/29/2000 - 12/4/2000	4,842,417

		TOTAL	29,730,580

		Brokerage--4.4%
15,000,000		Salomon Smith Barney Holdings, Inc., 6.410%, 6/12/2000	14,970,621

		Finance - Commercial--12.9%
5,000,000		Asset Securitization Cooperative Corp., 6.000%, 6/23/2000	4,981,667
12,000,000		Edison Asset Securitization LLC, 6.430%, 6/13/2000	11,974,280
8,000,000		Falcon Asset Securitization Corp., 6.100%, 6/2/2000	7,998,644
2,500,000		General Electric Capital Corp., 6.070% - 6.220%, 8/18/2000 - 10/18/2000	2,450,824
16,277,000		Receivables Capital Corp., 6.580%, 7/10/2000	16,160,972

		TOTAL	43,566,387

Principal Amount			Value
		COMMERCIAL PAPER--continued[1]
		Insurance--3.2%
$10,000,000		Galaxy Funding, Inc., 6.650%, 7/10/2000	$9,927,958
1,000,000		Sheffield Receivables Corp., 6.050%, 6/14/2000	997,815

		TOTAL	10,925,773

		TOTAL COMMERCIAL PAPER	99,193,361

		CORPORATE NOTES--7.6%
		Banking--2.4%
8,000,000		First National Bank of Chicago, 6.025% - 6.163%, 10/10/2000 - 11/13/2000	7,998,271

		Brokerage--1.8%
6,000,000		Goldman Sachs Group, LP, 6.170%, 6/16/2000	6,000,000

		Finance - Automotive--0.8%
2,745,695		Ford Credit Auto Owner Trust 2000-A, Class A2, 6.217%, 12/15/2000	2,745,695

		Finance - Commercial--1.8%
2,500,000		Beta Finance, Inc., 7.240%, 5/10/2001	2,500,000
3,700,000		Sigma Finance, Inc., 6.000% - 6.950%, 8/11/2000 -- 3/30/2001	3,700,000

		TOTAL	6,200,000

		Finance - Equipment--0.6%
447,230		Copelco Capital Funding LLC, Series 1999-B Class A-1, 5.937%, 10/18/2000	447,230
1,500,000		Copelco Capital Receivables LLC, Series 2000-A Class A-1, 6.507%, 5/14/2001	1,500,000

		TOTAL	1,947,230

		Insurance--0.2%
712,037		Americredit Automobile Receivables Trust 2000-A, Class A1, (Insured by FSA), 6.040%, 2/5/2001	712,037

		TOTAL CORPORATE NOTES	25,603,233

		LOAN PARTICIPATION--8.9%
		Electrical Equipment--0.9%
3,100,000		Mt. Vernon Phenol Plant Partnership, (Guaranteed by General Electric Co.), 6.810%, 5/17/2001	3,100,000

		Finance - Automotive--4.6%
15,500,000		General Motors Acceptance Corp., Mortgage of PA, (Guaranteed by General Motors Acceptance Corp.), 6.120% - 6.663%, 6/5/2000 - 7/3/2000	15,500,000

Principal Amount			Value
		LOAN PARTICIPATION--continued
		Food & Beverage--3.4%
$11,500,000		Sara Lee Corp., 6.560%, 6/23/2000	$11,500,000

		TOTAL LOAN PARTICIPATION	30,100,000

		NOTES - VARIABLE--36.7%[2]
		Banking--9.6%
625,000		Dave White Chevrolet, Inc., Series 1996, (Huntington National Bank, Columbus, OH LOC), 6.820%, 6/1/2000	625,000
25,000,000		Liquid Asset Backed Securities Trust, Series 1996-3, (Westdeutsche Landesbank Girozentrale Swap Agreement), 6.543%, 6/15/2000	25,000,000
3,465,410		Rabobank Optional Redemption Trust, Series 1997-101, 6.281%, 7/17/2000	3,465,410
1,000,000		SMM Trust, Series 2000-B Class A-1, 6.543%, 6/13/2000	1,000,000
1,440,000		White Brothers Properties, Series 1996, (Huntington National Bank, Columbus, OH LOC), 6.820%, 6/1/2000	1,440,000
1,135,000		Winona Lake, IN, Series 1999 B, Grace Village, (Firstar Bank, Milwaukee LOC), 6.980%, 6/1/2000	1,135,000

		TOTAL	32,665,410

		Brokerage--5.3%
9,000,000		Merrill Lynch & Co., Inc., 6.455%, 6/12/2000	8,998,577
9,000,000		Morgan Stanley, Dean Witter & Co., 6.880%, 6/1/2000	9,000,000

		TOTAL	17,998,577

		Finance - Commercial--4.1%
14,000,000		Sigma Finance, Inc., 6.363% - 6.960%, 6/1/2000 - 9/28/2000	14,000,000

		Finance - Equipment--0.5%
1,500,000		Copelco Capital Receivables LLC, Series 2000-A Class A2A, 6.130%, 6/18/2000	1,500,000

		Government Agency--4.4%
15,000,000		Direct One Funding Corp., Series 2000, (Sexton Properties), (FNMA LOC), 6.130%, 6/18/2000	15,000,000

		Insurance--12.8%
16,000,000		Anchor National Life Insurance Co., 6.370%, 6/30/2000	16,000,000
2,000,000		GE Life and Annuity Assurance Co., 6.201%, 6/1/2000	2,000,000
5,345,965	[3]	Liquid Asset Backed Securities Trust, Series 1997-3 Senior Notes, (Guaranteed by AMBAC Financial Group, Inc.), 6.218%, 6/28/2000	5,345,965
15,000,000		Monumental Life Insurance Co., 6.610%, 6/1/2000	15,000,000
5,000,000		Security Life of Denver Insurance Co., 6.665%, 6/28/2000	5,000,000

		TOTAL	43,345,965

		TOTAL NOTES - VARIABLE	124,509,952

Principal Amount			Value
		REPURCHASE AGREEMENTS--7.2%[4]
$15,000,000		Bank of America, 6.580%, dated 5/31/2000, due 6/1/2000	$15,000,000
9,350,000		Deutsche Bank Financial, Inc., 6.550%, dated 5/31/2000, due 6/1/2000	9,350,000

		TOTAL REPURCHASE AGREEMENTS	24,350,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[5]	$338,740,607

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Floating rate note with current rate and next reset date shown.

3 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Directors. At May 31, 2000, these securities amounted to $5,345,965 which represents 1.6% of net assets.

4 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreements are through participation in a joint account with other Federated funds.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($339,013,127) at May 31, 2000.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
FSA	--Financial Security Assurance
LOC	--Letter of Credit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

MAY 31, 2000 (UNAUDITED)

Assets:
Total investments in securities, at amortized cost and value	$338,740,607
Income receivable	1,964,268
Receivable for shares sold	10,173

TOTAL ASSETS	340,715,048

Liabilities:
Income distribution payable	1,701,921

Net assets for 339,013,127 shares outstanding	$339,013,127

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$339,013,127 ÷ 339,013,127 shares outstanding	$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED MAY 31, 2000 (UNAUDITED)

Investment Income:
Interest			$10,525,764

Expenses:
Investment adviser fee		$696,692
Administrative personnel and services fee		131,157
Custodian fees		14,572
Transfer and dividend disbursing agent fees and expenses		17,476
Directors'/Trustees' fees		1,803
Auditing fees		5,409
Legal fees		3,025
Portfolio accounting fees		37,817
Shareholder services fee		435,433
Share registration costs		16,595
Printing and postage		8,745
Insurance premiums		10,605
Miscellaneous		3,780

TOTAL EXPENSES		1,383,109

Waivers:
Waiver of investment adviser fee	$(234,391)
Waiver of shareholder services fee	(348,346)

TOTAL WAIVERS		(582,737)

Net expenses			800,372

Net investment income			$9,725,392

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) May 31, 2000	Year Ended November 30, 1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,725,392	$19,946,642

Distributions to Shareholders:
Distributions from net investment income	(9,725,392)	(19,946,642)

Share Transactions:
Proceeds from sale of shares	885,570,793	1,876,762,299
Net asset value of shares issued to shareholders in payment of distributions declared	2,191,096	4,945,762
Cost of shares redeemed	(907,419,169)	(1,988,171,549)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(19,657,280)	(106,463,488)

Change in net assets	(19,657,280)	(106,463,488)

Net Assets:
Beginning of period	358,670,407	465,133,895

End of period	$339,013,127	$358,670,407

See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) May 31,	Year Ended November 30,
	2000	1999	1998	1997	1996	1995
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.03	0.05	0.05	0.05	0.05	0.06
Less Distributions:
Distributions from net investment income	(0.03)	(0.05)	(0.05)	(0.05)	(0.05)	(0.06)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[1]	2.83%	4.86%	5.33%	5.27%	5.18%	5.73%

Ratios to Average Net Assets:

Expenses	0.45%[2]	0.45%	0.45%	0.45%	0.45%	0.46%

Net investment income	5.58%[2]	4.73%	5.22%	5.16%	5.04%	5.59%

Supplemental Data:

Net assets, end of period (000 omitted)	$339,013	$358,670	$465,134	$494,399	$626,764	$729,144

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

MAY 31, 2000 (UNAUDITED)

ORGANIZATION

Effective April 26, 1999, Federated Master Trust (the "Fund") became a portfolio of Money Market Obligations Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of the Fund. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

	Six Months Ended May 31, 2000	Year Ended November 30, 1999
Shares sold	885,570,793	1,876,762,299
Shares issued to shareholders in payment of distributions declared	2,191,096	4,945,762
Shares redeemed	(907,419,169)	(1,988,171,549)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(19,657,280)	(106,463,488)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive, to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate operating expenses exceed 0.45% of average daily net assets of the Fund.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

SEMI-ANNUAL REPORT

Federated Master Trust

SEMI-ANNUAL REPORT TO SHAREHOLDERS

MAY 31, 2000

Federated
Federated Master Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 60934N740

8070106 (7/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Federated Tax-Free Trust, a portfolio of Money Market Obligations Trust, which covers the six-month period from December 1, 1999 through May 31, 2000. The report contains commentary by the portfolio manager, followed by a complete listing of the fund's investments on the last day of the reporting period, and the financial statements.

Designed for tax-sensitive investors, this money market fund pursues current income exempt from federal income taxes1 along with the additional advantages of daily liquidity and stability of principal.2 At the end of the reporting period, the fund's portfolio was invested in securities issued by municipalities across the United States.

Tax-free dividends paid to shareholders during the reporting period totaled $0.018 per share. At the end of the reporting period, the fund's net assets totaled approximately $541.4 million.

Thank you for putting your ready cash to work earning tax-free income through Federated Tax-Free Trust. We welcome your comments and suggestions.

Sincerely,

John Christopher Donahue

J. Christopher Donahue
President
July 15, 2000

1 Income may be subject to the federal alternative minimum tax and state and local taxes.

2 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

An interview with the fund's portfolio manager, Michael Sirianni, Vice President and Portfolio Manager, Federated Investment Management Company.

What is your review of the economy and the interest rate environment over the six-month reporting period ended May 31, 2000?

Continued strong economic growth in the face of a series of Federal Reserve Board (the "Fed") interest rate increases characterized the reporting period. Gross Domestic Product ("GDP") growth in the third and fourth quarters of 1999 was 5.7% and 7.3%, respectively. This robust growth continued into the first quarter of 2000 with GDP growth reported at 5.5%. This marked the first time in 15 years that real GDP growth for three consecutive quarters has averaged over 6.0%. Clearly, this rate of growth exceeded widely accepted measures of the non-inflationary potential of the economy. The consumer continued to drive economic activity. Retail sales were strong and ended the reporting period with a 10.3% year-over-year increase. Labor markets remained tight. The average monthly increase in non-farm payrolls during the reporting period was $311,000 and the unemployment rate hovered around a 30-year low of 4.0%.

Benign inflation measures through much of the reporting period served to offset the strong economic growth. Surging energy prices resulted in increases in the Producer Price Index ("PPI"), particularly in the first quarter of 2000. However, the core PPI rate was flat to negative for much of the reporting period. Additionally, productivity gains continued to be a factor in dampening the impact of tightness in the labor markets and creeping wage pressures. However, as the reporting period ended and first quarter inflation data emerged, signs of inflationary pressures appeared to be building. The Personal Consumption Expenditure Price Index, a measure watched closely by the Fed, rose at a 3.2% rate in the first quarter of 2000. This was the largest increase since 1994. The Employment Cost Index, a closely watched measure of wage and benefit costs, increased by 4.1%. This was the largest increase since 1991. In addition, the core Consumer Price Index increased by 0.4% in April, well above the 0.2% expected.

During the reporting period, interest rates generally rose across the yield curve as the market built in expectations that the Fed would need to tighten monetary policy. And, in fact, the Fed did incrementally increase the federal funds target rate by 100 basis points on three separate occasions. The federal funds target rate ended the reporting period at 6.5%. Short-term market interest rates, in turn, reflected the robust economic conditions and expectations regarding Fed monetary policy. In June, after the reporting period ended, the Fed elected to maintain the federal funds target rate as the economy exhibited signs of moderating growth.

In addition to economic fundamentals, short-term municipal securities were strongly influenced by technical factors over the reporting period, notably calendar year end and income tax payment season. Variable rate demand notes (VRDNs), which comprise more than 50% of the fund's assets, started the reporting period in the 3.6% range, but moved sharply higher in mid and late December as supply and demand imbalances occurred, peaking late in the month at 5.4%. Yields then declined 150 basis points in January, as coupon payments reinvested and year end selling pressures eased. VRDN levels averaged a little over 3.6% during February and March before rising to the 5.0% range in April due to traditional tax season selling pressures. Over the six month reporting period, VRDN yields averaged roughly 69% of taxable rates, making them attractive for investors in the highest two federal tax brackets.

What were your strategies for the fund during the reporting period?

The supply of fixed-rate notes continued to be very light over the reporting period, as Year 2000 effects hampered issuance at the end of the year. Also, new issuance of fixed-rate notes in the first quarter was traditionally low. Municipalities continued to benefit from record tax collections--property, sales, and income--and the need to issue short-term borrowings dropped significantly over the past several years as the economy boomed. With this supply backdrop, expensive one-year note yields (lower than fair value) and the Fed increasing interest rates, the fund's average maturity rolled inward (shorter) over the reporting period. We continued to emphasize a barbelled structure for the portfolio, combining a significant position in 7-day VRDNs and commercial paper equivalents, with timely purchases of attractively priced fixed-rate notes with maturities between 6 and 12 months. This decision has left the fund highly responsive to interest rate changes and allowed us to take full advantage of additional Fed interest rate moves.

Looking through 2000, what is your outlook for short-term rates?

It is reasonable to expect further rate increases as the Fed puts its anti-inflation efforts into action and attempts to slow the economy and consumer spending. Over the next several months, the Fed will be paying particular attention to stock market behavior, consumer confidence, employment data and retail sales. The Fed is looking for the demand side to slow along with consumer confidence. A weak stock market could help temper the amount of needed rate increases as the consumer is likely to slow spending if a bear market in stocks continues. Inflation data will be closely watched as we appear to be close to the late stages of the classic business cycle. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

Portfolio of Investments

MAY 31, 2000 (UNAUDITED)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--101.3%[1]
		Alabama--2.8%
$5,000,000		Columbia, AL, IDB, Series 1999C, Daily VRDNs (Alabama Power Co.)	$5,000,000
10,000,000		Jefferson County, AL, GO Warrants, Series 1996, Weekly VRDNs (Bayerische Landesbank Girozentrale LOC)	10,000,000

		TOTAL	15,000,000

		Alaska--2.4%
10,000,000		Alaska State Housing Finance Corp., MERLOTS, Series 1999D, Weekly VRDNs (First Union National Bank, Charlotte, N.C. LIQ)	10,000,000
3,000,000		Alaska State Housing Finance Corp., State Capital Project, Series A-2, 5.00% Bonds, 12/1/2000	3,012,353

		TOTAL	13,012,353

		Arizona--0.8%
2,000,000		Maricopa County, AZ School District No. 28 Kyrene Elementary, Second Series Bonds (FGIC INS), 7/1/2000 (@100)	1,994,175
2,425,000		Phoenix, AZ, PA-236 Weekly VRDNs (Merrill Lynch Capital Services, Inc. LIQ)	2,425,000

		TOTAL	4,419,175

		Colorado--0.4%
2,340,000		Loveland, CO, IDR, Series 1993S, 3.45% TOBs (Safeway, Inc.)/(Bankers Trust Co., New York LOC), Mandatory Tender 6/1/2000	2,340,000

		Connecticut--0.9%
5,000,000	[2]	Connecticut State HFA, Variable Rate Certificates, Series 1998S, 3.70% TOBs (Bank of America, N.A. LIQ), Optional Tender 8/17/2000	5,000,000

		Delaware--0.5%
2,650,000		Delaware Transportation Authority, 5.25% Bonds (AMBAC INS), 7/1/2000	2,653,592

		District of Columbia--1.3%
7,020,000		District of Columbia, Variable Rate Demand/Fixed Rate Revenue Bonds, Series 1997, Weekly VRDNs (Children's Defense Fund)/(Allfirst LOC)	7,020,000

		Florida--10.3%
2,000,000		ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT), Series 1998-9, Weekly VRDNs (Florida State Board of Education Capital Outlay)/(FSA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	2,000,000
5,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT) Series 1999-11, 3.85% TOBs (Tampa Bay Water Utility System, FL)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ), Optional Tender 7/19/2000	5,000,000
1,080,000		Eustis Health Facilities Authority, FL, Series 1992, Weekly VRDNs (Florida Hospital/Waterman, Inc.)/(SunTrust Bank, Central Florida LOC)	1,080,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Florida--continued
$3,755,000		Florida Housing Finance Corp., MERLOTS, Series 1998B, Weekly VRDNs (MBIA INS)/(First Union National Bank, Charlotte, NC LIQ)	$3,755,000
5,000,000		Florida State Department of Environmental Protection, Series 1998A, PA-414 Weekly VRDNs (FSA INS)/(Merrill Lynch Capital Services, Inc. LIQ)	5,000,000
21,000,000		Highlands County, FL, Health Facilities, Series 1996A Accounts Receivable, Weekly VRDNs (Adventist Health System)/(MBIA Insurance Corp. INS)/(Bank One, N.A. LIQ)	21,000,000
2,000,000		Highlands County, FL, Health Facilities, Variable Rate Demand Revenue Bonds, Series 1997A, Weekly VRDNs (Adventist Health System)/(SunTrust Bank, Central Florida LOC)	2,000,000
5,920,000		Orange County, FL HFA, Variable Rate Certificates, Series 1997G, Weekly VRDNs (GNMA COL)/(Bank of America, N.A. LIQ)	5,920,000
7,500,000		Orange County, FL School District, Lehman (1999-A49) Weekly VRDNs (Bayerische Hypotheken-und Vereinsbank AG LIQ)	7,500,000
2,495,000		Tampa Bay Water Utility System, FL, (PA-576) Weekly VRDNs (FGIC INS)/(Merrill Lynch Capital Services, Inc. LIQ)	2,495,000

		TOTAL	55,750,000

		Georgia--1.8%
5,000,000		Gainesville and Hall County, GA Development Authority, Series 1999A, Weekly VRDNs (Lanier Village Estates, Inc.)/(Regions Bank, Alabama LOC)	5,000,000
5,000,000		Metropolitan Atlanta Rapid Transit Authority, Floater Certificates, Series 1998-59, Weekly VRDNs (MBIA INS)/(Morgan Stanley, Dean Witter Municipal Funding, Inc. LIQ)	5,000,000

		TOTAL	10,000,000

		Illinois--4.6%
10,000,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), Series 1998-14, Weekly VRDNs (Cook County, IL)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	10,000,000
10,000,000		Chicago, IL, Board of Education, Variable Rate Certificates, Series 1996BB, Weekly VRDNs (MBIA INS)/(Bank of America, N.A. LIQ)	10,000,000
4,995,000	[2]	Chicago, IL, Variable Rate Certificates, Series 1998M, 3.70% TOBs (FGIC INS)/(Bank of America, N.A. LIQ), Optional Tender 7/13/2000	4,995,000

		TOTAL	24,995,000

		Indiana--0.2%
1,000,000		Ball State University, Series H, 5.45% Bonds (FGIC INS), 7/1/2000	1,000,955

		Kentucky--1.4%
7,500,000		Boone County, KY Weekly VRDNs (Bemis Co., Inc.)	7,500,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Louisiana--0.7%
$3,610,000		Louisiana PFA, Advance Funding Notes, Series 1999, 4.25% TRANs (East Baton Rouge Parish, LA), 10/24/2000	$3,615,775

		Maryland--5.0%
4,895,000		Maryland Health & Higher Educational Facilities Authority, 6.75% Bonds (Francis Scott Key Medical Center)/(United States Treasury PRF), 7/1/2000 (@102)	5,006,296
3,115,000		Maryland Health & Higher Educational Facilities Authority, Facility Authority Revenue Bonds, Series 1998, Weekly VRDNs (Woodbourne Foundation, Inc.)/(Allfirst LOC)	3,115,000
7,437,500		Maryland Health & Higher Educational Facilities Authority, Variable Rate Demand/Fixed Rate Revenue Bonds Weekly VRDNs (Capitol College)/(Allfirst LOC)	7,437,500
8,200,000		Montgomery County, MD, EDR Weekly VRDNs (U.S. Pharmacopeial Convention Facility)/(Chase Manhattan Bank N.A., New York LOC)	8,200,000
3,430,000		Prince Georges County, MD, (1997 Issue) Weekly VRDNs (Mona Branch Avenue Ltd. Partnership)/(Allfirst LOC)	3,430,000

		TOTAL	27,188,796

		Massachusetts--0.6%
2,900,000		Palmer, MA, 7.70% Bonds (United States Treasury PRF), 10/1/2000 (@102)	2,993,390

		Michigan--5.1%
9,400,000		ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT), Series 1998-11, Weekly VRDNs (DeWitt, MI Public Schools)/(FSA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	9,400,000
5,500,000		ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT), Series 1998-13, Weekly VRDNs (Michigan State Trunk Line)/(MBIA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	5,500,000
2,000,000		Detroit, MI, Sewage Disposal System, MERLOTS, Series 2000I,Weekly VRDNs (FGIC INS)/(First Union National Bank, Charlotte, NC LIQ)	2,000,000
6,000,000		Detroit, MI, Water Supply System, MERLOTS,Series 2000D, Weekly VRDNs (FGIC INS)/(First Union National Bank, Charlotte, NC LIQ)	6,000,000
4,495,000		Wayne Westland Community Schools, MI, Floater Certificates, Series 1998-67, Weekly VRDNs (FGIC INS)/(Morgan Stanley, Dean Witter Municipal Funding, Inc. LIQ)	4,495,000

		TOTAL	27,395,000

		Minnesota--2.8%
15,300,000		Becker, MN, Series 2000A, Weekly VRDNs (Northern States Power Co.)	15,300,000

		Missouri--1.3%
3,035,000		Howell County, MO IDA, Series 1992, 4.20% TOBs (Safeway, Inc.)/(Deutsche Bank AG LOC), Mandatory Tender 8/1/2000	3,035,000
3,950,000		Missouri State HEFA, SERIES I, 4.75% RANs (William Jewell College), 4/20/2001	3,963,038

		TOTAL	6,998,038

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Multi State--5.8%
$6,324,882		ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust Weekly VRDNs (Lasalle Bank, N.A. LIQ)/(Lasalle Bank, N.A. LOC)	$6,324,882
11,572,000		Clipper Tax-Exempt Certificates Trust (Non-AMT Multistate), Series A, Weekly VRDNs (State Street Bank and Trust Co. LIQ)	11,572,000
13,782,040		Equity Trust I, 1996 Series, Weekly VRDNs (Bayerische Hypotheken-und Vereinsbank AG LOC)	13,782,040

		TOTAL	31,678,922

		New York--4.7%
1,450,000		New York City, NY Transitional Finance Authority, Series A, Subseries A-1, Weekly VRDNs (Societe Generale, Paris LIQ)	1,450,000
24,000,000		New York City, NY Transitional Finance Authority, Bond Anticipation Notes, Series 2000 FR/RI-A16, Daily VRDNs (Bayerische Hypotheken-und Vereinsbank AG LIQ)	24,000,000

		TOTAL	25,450,000

		North Carolina--6.6%
20,000,000		Martin County, NC IFA, Series 1993, Weekly VRDNs (Weyerhaeuser Co.)	20,000,000
4,500,000		North Carolina Medical Care Commission, Revenue Bonds, Series 1992B, Weekly VRDNs (North Carolina Baptist)/(Wachovia Bank of NC, N.A. LIQ)	4,500,000
5,000,000	[2]	North Carolina Municipal Power Agency No. 1, PT-312, 4.30% TOBs (MBIA INS)/ (Landesbank Hessen-Thueringen, Frankfurt LIQ), Optional Tender 2/22/2001	5,000,000
6,000,000		North Carolina State, Floater Certificates, Series 1998-38, Weekly VRDNs (Morgan Stanley, Dean Witter Municipal Funding, Inc. LIQ)	6,000,000

		TOTAL	35,500,000

		Ohio--2.7%
13,300,000		Clark County, OH, Series 1999, Weekly VRDNs (Ohio Masonic Home)/(AMBAC INS)/(Harris Trust & Savings Bank, Chicago LIQ)	13,300,000
1,450,000		Cleveland State University, OH, Series 1999, 3.85% BANs, 1/16/2001	1,443,417

		TOTAL	14,743,417

		Oklahoma--1.2%
1,000,000		Claremore, OK Public Works Authority, 5.50% Bonds (FSA INS), 6/1/2001	1,005,764
2,440,000		Muskogee, OK Industrial Trust, Series 1985, Weekly VRDNs (Muskogee Mall Limited Partnership)/(Bank of America, N.A. LOC)	2,440,000
3,110,000		Muskogee, OK Industrial Trust, Series 1985, Weekly VRDNs (Warmack Muskogee Ltd. Partnership)/(Bank of America, N.A. LOC)	3,110,000

		TOTAL	6,555,764

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--8.2%
$4,500,000		Easton Area School District, PA, Series 1997, Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	$4,500,000
31,000,000		Erie County, PA Hospital Authority Weekly VRDNs (St. Vincent Health System)/ (Mellon Bank N.A., Pittsburgh LOC)	31,000,000
9,000,000		North Penn Health, Hospital and Education Authority, PA, Hospital Revenue Bonds, Series 1998, Weekly VRDNs (North Penn Hospital, PA)/(First Union National Bank, Charlotte, NC LOC)	9,000,000

		TOTAL	44,500,000

		South Carolina--1.4%
7,500,000		South Carolina State Public Service Authority, 4.00% CP (Bank of America, N.A., Bank of Nova Scotia, Toronto, Commerzbank AG, Frankfurt and Toronto Dominion Bank LIQs), Mandatory Tender 6/12/2000	7,500,000

		Tennessee--2.8%
7,500,000		Metropolitan Government Nashville & Davidson County, TN HEFA, Educational Facilities Revenue Bonds, Series 1997, Weekly VRDNs (Belmont University)/ (SunTrust Bank, Nashville LOC)	7,500,000
5,000,000		Shelby County, TN Health Education & Housing Facilities Board, Series 2000, 4.65% CP (Baptist Memorial Hospital)/(Bank of America, N.A. LOC), Mandatory Tender 11/20/2000	5,000,000
2,500,000		Shelby County, TN Health Education & Housing Facilities Board, Series 2000, 4.65% CP (Baptist Memorial Hospital)/(Bank of America, N.A. LOC), Mandatory Tender 11/21/2000	2,500,000

		TOTAL	15,000,000

		Texas--16.7%
5,360,000		ABN AMRO MuniTOPS Certificates Trust (Multi-State Non-AMT), Series 1998-26, Weekly VRDNs (Grapevine-Colleyville, TX Independent School District)/(Texas Permanent School Fund Guarantee Program GTD)/(ABN AMRO Bank N.V., Amsterdam LIQ)	5,360,000
3,528,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), Series 1998-24, Weekly VRDNs (Barbers Hill, TX Independent School District) /(Texas Permanent School Fund Guarantee Program GTD)/(ABN AMRO Bank N.V., Amsterdam LIQ)	3,528,000
875,000		College Station, TX, 6.50% Bonds (FGIC INS), 2/15/2001	887,216
5,000,000	[2]	Conroe, TX, Independent School District, PT-1168, 3.65% TOBs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 7/20/2000	5,000,000
2,575,000		Ector County, TX, Hospital District, 5.25% Bonds (MBIA INS), 4/15/2001	2,592,738
17,205,000		Houston, TX Independent School District, Morgan Stanley Floater Certificates, Series 1998-133, Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Morgan Stanley, Dean Witter Municipal Funding, Inc. LIQ)	17,205,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Texas--continued
$7,100,000		Houston, TX, Water & Sewer System, FR/RI, Series 1999A-29, Weekly VRDNs (Bank of New York, New York LIQ)/(United States Treasury PRF)	$7,100,000
6,560,000	[2]	McKinney, TX Independent School District, (PT-1180), 3.85% TOBs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 8/24/2000	6,560,000
15,000,000		North Central Texas HFDC, VRBDs, Series 1999C, Weekly VRDNs (Northwest Senior Housing Corp.)/(Lasalle Bank, N.A. LOC)	15,000,000
4,945,000	[2]	Round Rock Independent School District, TX, (PT-1138), 4.20% TOBs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 11/9/2000	4,945,000
4,935,000	[2]	San Antonio Independent School District, TX, (PT-1184), 3.80% TOBs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 9/7/2000	4,935,000
7,000,000		San Antonio, TX Electric & Gas, Municipal Securities Trust Receipts, Series 1997SG 101, Weekly VRDNs (Societe Generale, Paris LIQ)	7,000,000
1,785,000		TX Pooled Tax Exempt Trust, Certificates of Participation, Series 1996, Weekly VRDNs (Bank One, Texas N.A. LOC)	1,785,000
8,500,000		Texas State, 4.50% TRANs, 8/31/2000	8,516,202

		TOTAL	90,414,156

		Utah--0.2%
1,175,000		Castle Dale, UT IDR, Series 1992, 4.25% TOBs (Safeway, Inc.)/(Deutsche Bank AG LOC), Mandatory Tender 8/1/2000	1,175,000

		Virginia--3.8%
2,000,000		Alexandria, VA IDA, Series 1999, Weekly VRDNs (Church Schools in the Diocese of Virginia)/(Crestar Bank of Virginia, Richmond LOC)	2,000,000
12,000,000		Fairfax County, VA IDA, 1998 Trust Receipts FR/RI-A35 Weekly VRDNs (Fairfax Hospital System)/(Bayerische Hypotheken-und Vereinsbank AG LIQ)/(United States Treasury PRF)	12,000,000
6,540,000		Newport News, VA Redevelopment & Housing Authority, (PA-152) Weekly VRDNs (Indian Lakes Apartments)/(Merrill Lynch Capital Services, Inc. LIQ)/(Merrill Lynch Capital Services, Inc. LOC)	6,540,000

		TOTAL	20,540,000

		West Virginia--1.7%
6,230,000		Cabell County Commission, WV, Series 1995, Weekly VRDNs (Foster Foundation)/ (Huntington National Bank, Columbus, OH LOC)	6,230,000
2,875,000		Oak Hill, WV, Series 1991A, Weekly VRDNs (Fayette Plaza)/(PNC Bank, N.A. LOC)	2,875,000

		TOTAL	9,105,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Wisconsin--2.6%
$4,000,000		Fond Du Lac, WI School District, 4.65% BANs, 12/1/2000	$4,005,729
3,000,000		Two Rivers, WI Public School District, 5.10% BANs, 3/1/2001	3,002,460
7,000,000		University of Wisconsin Hospital and Clinics Authority, MERLOTS 2000RR, Weekly VRDNs (FSA INS)/(First Union National Bank, Charlotte, N.C. LIQ)	7,000,000

		TOTAL	14,008,189

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$548,352,522

1 The fund may only invest in securities rated in the highest short-term rating category by one or more NRSROs or be of comparable quality to securities having such ratings.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At May 31, 2000, the portfolio securities were rated as follows:

Tier Rating Percentage Based on Total Market Value

First Tier	Second Tier
100.0%	0%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At May 31, 2000, these securities amounted to $41,435,000 which represents 7.7% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($541,351,217) at May 31, 2000.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDR	--Economic Development Revenue
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranty
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDR	--Industrial Development Revenue
IFA	--Industrial Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PFA	--Public Facility Authority
PRF	--Prerefunded
RANs	--Revenue Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

MAY 31, 2000 (UNAUDITED)

Assets:
Total investments in securities, at amortized cost and value		$548,352,522
Cash		235,533
Income receivable		4,781,282

TOTAL ASSETS		553,369,337

Liabilities:
Payable for investments purchased	$10,002,460
Income distribution payable	2,010,550
Accrued expenses	5,110

TOTAL LIABILITIES		12,018,120

Net assets for 541,342,079 shares outstanding		$541,351,217

Net Assets Consist of:
Paid in capital		$541,334,218
Accumulated net realized loss on investments		(48,334)
Undistributed net investment income		65,333

TOTAL NET ASSETS		$541,351,217

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$541,351,217 ÷ 541,342,079 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED MAY 31, 2000 (UNAUDITED)

Investment Income:
Interest			$11,186,710

Expenses:
Investment adviser fee		$1,118,294
Administrative personnel and services fee		210,526
Custodian fees		13,140
Transfer and dividend disbursing agent fees and expenses		14,538
Directors'/Trustees' fees		6,989
Auditing fees		5,312
Legal fees		4,753
Portfolio accounting fees		48,925
Shareholder services fee		698,934
Share registration costs		6,710
Printing and postage		8,946
Insurance premiums		17,613
Miscellaneous		3,914

TOTAL EXPENSES		2,158,594

Waivers:
Waiver of investment adviser fee	$(334,657)
Waiver of shareholder services fee	(559,147)

TOTAL WAIVERS		(893,804)

Net expenses			1,264,790

Net investment income			$9,921,920

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) May 31, 2000	Year Ended November 30, 1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,921,920	$16,053,652
Net realized gain on investments ($0 and $(48,334) respectively, as computed for federal tax purposes)	--	28,087

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,921,920	16,081,739

Distributions to Shareholders:
Distributions from net investment income	(9,921,920)	(16,053,652)

Share Transactions:
Proceeds from sale of shares	943,998,117	1,674,871,084
Net asset value of shares issued to shareholders in payment of distributions declared	524,027	1,164,731
Cost of shares redeemed	(930,241,539)	(1,666,879,961)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	14,280,605	9,155,854

Change in net assets	14,280,605	9,183,941

Net Assets:
Beginning of period	527,070,612	517,886,671

End of period	$541,351,217	$527,070,612

See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) May 31,	Year Ended November 30,
	2000	1999	1998	1997	1996	1995
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.02	0.03	0.03	0.03	0.03	0.04
Less Distributions:
Distributions from net investment income	(0.02)	(0.03)	(0.03)	(0.03)	(0.03)	(0.04)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[1]	1.80%	2.95%	3.21%	3.31%	3.18%	3.57%

Ratios to Average Net Assets:

Expenses	0.45%[2]	0.45%	0.45%	0.45%	0.45%	0.45%

Net investment income	3.55%[2]	2.90%	3.17%	3.25%	3.12%	3.51%

Supplemental Data:

Net assets, end of period (000 omitted)	$541,351	$527,071	$517,887	$635,519	$747,785	$807,369

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

MAY 31, 2000 (UNAUDITED)

ORGANIZATION

Effective November 1, 1999, Federated Tax-Free Trust (the "Fund") became a portfolio of the Money Market Obligations Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of the Fund. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholders interest is limited to the portfolio in which the shares are held. The investment objective of the Fund is to provide dividend income exempt from federal regular income tax while seeking relative stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At November 30, 1999, the Fund, for federal tax purposes, had a capital loss carryforward of $48,334, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2004	$ 3,112

2005	$14,032

2006	$31,190

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (The "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At May 31, 2000, capital paid-in aggregated $541,334,218. Transactions in Shares were as follows:

	Six Months Ended May 31, 2000	Year Ended November 30, 1999
Shares sold	943,998,117	1,674,871,084
Shares issued to shareholders in payment of distributions declared	524,027	1,164,731
Shares redeemed	(930,241,539)	(1,666,879,961)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	14,280,605	9,155,854

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive, to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses exceed 0.45% of average daily net assets of the Fund.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the period ended May 31, 2000, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act, and amounted to $535,048,000 and $429,053,000, respectively.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

SEMI-ANNUAL REPORT

Federated Tax-Free Trust

SEMI-ANNUAL REPORT TO SHAREHOLDERS

MAY 31, 2000

Federated
Federated Tax-Free Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 60934N666

8070103 (7/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Trust for Government Cash Reserves, a portfolio of Money Market Obligations Trust, which covers the six-month period from December 1, 1999 through May 31, 2000. The report contains commentary by the fund's portfolio manager, followed by a complete listing of the fund's investments on the last day of the reporting period, and the financial statements.

The fund, which offers daily liquidity and stability of principal,1 pursues daily income through a portfolio composed exclusively of U.S. Treasury and government agency obligations. The fund's income may be exempt from state and personal income tax.2 Because the fund does not invest in repurchase agreements, it is suitable for tax-sensitive investors in states that tax the income on these securities.

Dividends paid monthly to shareholders during the reporting period totaled $0.027 per share. At the end of the reporting period, the fund's net assets totaled $406.7 million.

Thank you for selecting Trust for Government Cash Reserves as a daily cash investment. We welcome your comments and suggestions.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
July 15, 2000

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

2 Shareholders should consult a tax adviser.

Investment Review

Trust for Government Cash Reserves (the "fund"), which is rated AAAm1 by Standard & Poor's and Aaa2 by Moody's Investors Service, Inc., invests only in U.S. Treasury and U.S. Government agency obligations. The fund invests in issues of the Student Loan Marketing Association, the Federal Farm Credit Bank System, the Federal Home Loan Bank System and the Tennessee Valley Authority. The fund also may maintain a small Treasury security position for liquidity purposes. The fund does not invest in repurchase agreements, and is managed to provide distributions which may be exempt from state and personal income taxes.

Short-term interest rates rose steadily over the reporting period as the Federal Reserve Board (the "Fed") tightened monetary policy on three separate occasions. In December 1999, in the face of uncertainty surrounding the Year 2000 date changeover, the Fed opted to hold the federal funds target rate at 5.50%. As Year 2000 fears subsided, the Fed resumed its tightening bias, raising rates by 25 basis points at both the February 2 and March 21 Federal Open Market Committee ("FOMC") meetings. In spite of the tighter monetary policy, robust economic growth continued. Gross Domestic Product ("GDP") in the fourth quarter of 1999 was an astounding 7.3% and GDP growth in 1999 marked the fourth consecutive year in which growth had increased by more than 4.0%. If there were any lingering doubts as to the strength of the domestic economy, first quarter 2000 GDP was measured at 5.4%. Labor markets also remained tight throughout the reporting period. For example, the average monthly non-farm payroll gain during the reporting period was $311,000 and the unemployment rate hovered around a 30-year low of 4.0%. With scant evidence that prior rate hikes had resulted in an economic slowdown, the Fed shifted to a more aggressive posture and increased interest rates by 50 basis points at its May 16, 2000 FOMC meeting. The federal funds target rate ended the reporting period at 6.50%, 100 basis points higher than when the reporting period began.

1 This rating is obtained after Standard & Poor's ("S&P") evaluates a number of factors, including credit quality, market price exposure and management. S&P monitors the portfolio weekly for developments that could cause changes in the ratings. Ratings are subject to change and, do not remove market risks.

2 Money market funds rated Aaa by Moody's Investors Service, Inc. are judged to be of an investment quality similar to Aaa-rated fixed income obligations. That is, they are judged to be of the best quality. These ratings do not remove market risks and are subject to change.

Throughout the reporting period, movements in short-term rates reflected the domestic economic strength and resulting Fed expectations. Yields on agency securities climbed steadily throughout the reporting period. For example, the yield on a six-month agency discount note began the reporting period at 5.75%. By January 31, 2000, the yield had broken through the 6.00% level in anticipation of the Fed's first tightening move of the period. Similarly, the yield continued to climb in anticipation of the second Fed move in March. The security's yield was 6.21% on March 21, 2000, the day of the next Fed interest rate increase. By May, with many market participants expecting a more aggressive Fed, the yield on the six-month agency security traded through the 6.50% level then climbed steadily to end the reporting period at 6.84%.

Early in the reporting period, we managed the fund within a 40- to 50-day average maturity target range. In late January, in light of our expectations for further interest rate increases, we shortened the average maturity target range to 35 to 45 days. The fund ended the reporting period with an average maturity of 39 days. To help capture the increase in interest rates, we increased our holdings of floating rate paper, including a position in a Student Loan Marketing Association master note. At the end of the reporting period, over 25% of the fund was invested in floating rate paper. The portfolio remains barbelled in structure, combining short-term agency and floating rate paper with securities maturing in 6 to 13 months.

In order to derive an appropriate target average maturity range for the fund, we will continue to monitor economic and market developments for signs that the recent Fed interest rate increases are taking hold.

Portfolio of Investments

MAY 31, 2000 (UNAUDITED)

Principal Amount			Value
		GOVERNMENT AGENCIES--100.4%
$56,479,000	[1]	Federal Farm Credit System Discount Notes, 5.930% - 6.480%, 6/2/2000 - 4/3/2001	$55,829,819
8,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 6.018%, 6/1/2000	7,997,961
4,800,000		Federal Farm Credit System Notes, 5.400% - 6.350%, 7/3/2000 - 2/1/2001	4,796,882
190,170,000	[1]	Federal Home Loan Bank System Discount Notes, 5.950% - 6.520%, 6/2/2000 - 10/11/2000	189,262,449
52,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 5.918% - 6.805%, 6/1/2000 - 6/21/2000	52,486,278
25,700,000		Federal Home Loan Bank System Notes, 5.350% - 7.100%, 6/8/2000 - 5/22/2001	25,688,274
34,000,000	[2]	Student Loan Marketing Association Floating Rate Notes, 5.720% - 6.593%, 6/1/2000 - 6/6/2000	33,993,794
9,000,000		Student Loan Marketing Association Master Note, 5.993%, 6/6/2000	9,000,000
1,500,000		Student Loan Marketing Association Note, 6.045%, 11/3/2000	1,499,625
28,000,000	[1]	Tennessee Valley Authority Discount Notes, 5.990% - 6.320%, 6/7/2000 - 6/21/2000	27,931,360

		TOTAL GOVERNMENT AGENCIES	408,486,442

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$408,486,442

1 The issues show the rate of discount at time of purchase.

2 Denotes variable rate securities which show current rate and next demand date.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($406,739,256) at May 31, 2000.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

MAY 31, 2000 (UNAUDITED)

Assets:
Total investments in securities, at amortized cost and value		$408,486,442
Cash		868,538
Income receivable		1,244,125

TOTAL ASSETS		410,599,105

Liabilities:
Payable for investments purchased	$1,863,936
Income distribution payable	1,962,390
Accrued expenses	33,523

TOTAL LIABILITIES		3,859,849

Net assets for 406,739,256 shares outstanding		$406,739,256

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$406,739,256 ÷ 406,739,256 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED MAY 31, 2000 (UNAUDITED)

Investment Income:
Interest			$13,595,525

Expenses:
Investment adviser fee		$920,568
Administrative personnel and services fee		173,303
Custodian fees		14,660
Transfer and dividend disbursing agent fees and expenses		15,024
Directors'/Trustees' fees		2,342
Auditing fees		6,105
Legal fees		3,170
Portfolio accounting fees		50,019
Shareholder services fee		575,355
Share registration costs		8,081
Printing and postage		6,565
Insurance premiums		1,056
Miscellaneous		5,279

TOTAL EXPENSES		1,781,527

Waivers:
Waiver of investment adviser fee	$(266,273)
Waiver of shareholder services fee	(460,284)

TOTAL WAIVERS		(726,557)

Net expenses			1,054,970

Net investment income			$12,540,555

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) May 31, 2000	Year Ended November 30, 1999
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$12,540,555	$22,311,852

Distributions to Shareholders:
Distributions from net investment income	(12,540,555)	(22,311,852)

Share Transactions:
Proceeds from sale of shares	589,273,740	1,273,043,092
Net asset value of shares issued to shareholders in payment of distributions declared	1,861,944	3,204,808
Cost of shares redeemed	(633,872,299)	(1,361,778,545)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(42,736,615)	(85,530,645)

Change in net assets	(42,736,615)	(85,530,645)

Net Assets:
Beginning of period	449,475,871	535,006,516

End of period	$406,739,256	$449,475,871

See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) May 31,	Year Ended November 30,
	2000	1999 [1]	1998	1997	1996	1995
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.03	0.05	0.05	0.05	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.03)	(0.05)	(0.05)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[2]	2.76%	4.73%	5.16%	5.15%	5.08%	5.60%

Ratios to Average Net Assets:

Expenses	0.46%[3]	0.46%	0.46%	0.46%	0.46%	0.45%

Net investment income	5.45%[3]	4.61%	5.06%	5.02%	4.99%	5.45%

Expense waiver/reimbursement[4]	0.31%[3]	0.31%	0.31%	0.31%	0.32%	0.32%

Supplemental Data:

Net assets, end of period (000 omitted)	$406,739	$449,476	$535,007	$562,704	$599,550	$739,553

1 For the year ended November 30, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

MAY 31, 2000 (UNAUDITED)

ORGANIZATION

Effective April 26, 1999, Trust for Government Cash Reserves (the "Fund") became a portfolio of Money Market Obligations Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of the Fund. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is high current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

	Six Months Ended May 31, 2000	Year Ended November 30, 1999
Shares sold	589,273,740	1,273,043,092
Shares issued to shareholders in payment of distributions declared	1,861,944	3,204,808
Shares redeemed	(633,872,299)	(1,361,778,545)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(42,736,615)	(85,530,645)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

SEMI-ANNUAL REPORT

Trust for Government Cash Reserves

SEMI-ANNUAL REPORT
TO SHAREHOLDERS

MAY 31, 2000

Federated
Trust for Government Cash Reserves
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 60934N773

0062905 (7/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Trust for Short-Term U.S. Government Securities, a portfolio of Money Market Obligations Trust, which covers the six-month period from December 1, 1999 through May 31, 2000. The report contains commentary by the fund's portfolio manager, a complete listing of the fund's investments on the last day of the reporting period, and the fund's financial statements.

The fund, which offers daily liquidity and stability of principal,1 pursues daily income which may be partially exempt from state and local taxes2 through a portfolio composed of U.S. Treasury and government agency obligations and repurchase agreements backed by these obligations.

Dividends paid monthly to shareholders over the reporting period totaled $0.027 per share. At the end of the reporting period, the fund's net assets totaled $468.8 million.

Thank you for selecting Trust for Short-Term U.S. Government Securities as a daily cash investment. We welcome your comments and suggestions.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
July 15, 2000

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

2 Shareholders should consult a tax adviser.

Investment Review

Trust for Short-Term U.S. Government Securities (the "fund") is invested in U.S. Treasury and government agency obligations and in repurchase agreements which have these securities as collateral. The fund invests in issues of the Federal National Mortgage Association, Student Loan Marketing Association, Federal Farm Credit Bank System, Federal Home Loan Bank System and Federal Home Loan Mortgage Corp., and may maintain a small Treasury position for liquidity purposes.

Short-term interest rates rose steadily over the reporting period as the Federal Reserve Board (the "Fed") tightened monetary policy on three separate occasions. In December 1999, in the face of uncertainty surrounding the Year 2000 date changeover, the Fed opted to hold the federal funds target rate at 5.5%. As Year 2000 fears subsided, the Fed resumed its tightening bias, raising rates by 25 basis points at both the February 2 and March 21 Federal Open Market Committee ("FOMC") meetings. In spite of the tighter monetary policy, robust economic growth continued. Gross Domestic Product ("GDP") in the fourth quarter of 1999 was an astounding 7.3% and GDP growth in 1999 marked the fourth consecutive year in which growth had increased by more than 4.0%. If there were any lingering doubts as to the strength of the domestic economy, first quarter 2000 GDP was measured at 5.4%. Labor markets also remained tight throughout the reporting period. For example, the average monthly non-farm payroll gain during the reporting period was $311,000 and the unemployment rate hovered around a 30-year low of 4.0%. With scant evidence that prior rate hikes had resulted in an economic slowdown, the Fed shifted to a more aggressive posture and increased interest rates by 50 basis points at its May 16, 2000 FOMC meeting. The federal funds target rate ended the reporting period at 6.5%, 100 basis points higher than when the reporting period began.

Throughout the reporting period, movements in short-term rates reflected the domestic economic strength and resulting Fed expectations. Yields on agency securities climbed steadily throughout the reporting period. For example, the yield on a one-year agency discount note began the reporting period at 5.95%. By mid-January, the security's yield increased to the 6.30% level in anticipation of the Fed's first tightening move of the period. Similarly, the yield continued to climb in anticipation of the second Fed move in March. The security's yield was 6.51% on March 21, 2000, the day of the next Fed interest rate increase. On May 8, 2000 with many market participants expecting a more aggressive Fed, the yield on the one-year agency security traded through the 7.00% level then climbed steadily to end the period at 7.19%.

Early in the reporting period, we managed the fund within a 40 to 50 day average maturity target range. In late January, in light of our expectations for further interest rate increases, we shortened the average maturity target range to 35 to 45 days and moved within that range according to relative value opportunities available in the markets. To help capture the increase in interest rates, we increased our holdings of floating rate paper. At period end, over 22% of the fund was invested in floating rate paper. The portfolio remains barbelled in structure, combining significant holdings of repurchase agreements, short-term agency discount notes, and agency floating rate paper with agency securities maturing in 6 to 13 months.

In order to derive an appropriate target average maturity range for the fund, we will continue to monitor economic and market developments for signs that the recent Fed interest rate increases are taking hold.

Portfolio of Investments

MAY 31, 2000 (UNAUDITED)

Principal Amount			Value
		GOVERNMENT AGENCIES--50.5%
$5,000,000		Federal Farm Credit System Discount Notes, 5.940% - 6.290%, 1/23/2001 - 4/3/2001	$4,776,250
4,000,000		Federal Farm Credit System Note, 5.400%, 7/3/2000	3,999,471
3,000,000	[1]	Federal Home Loan Bank System Discount Notes, 5.950%, 1/12/2001	2,888,437
16,000,000		Federal Home Loan Bank System Floating Rate Notes, 5.918% - 6.323%, 6/15/2000 - 6/17/2000	15,988,287
24,970,000		Federal Home Loan Bank System Notes, 5.350% - 7.125%, 6/8/2000 - 5/22/2001	24,963,282
41,500,000	[1]	Federal Home Loan Mortgage Corp. Discount Notes, 5.218% - 6.520%, 6/2/2000 - 5/2/2001	40,794,675
16,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 6.389% - 6.439%, 6/21/2000 - 6/22/2000	15,994,470
37,000,000	[1]	Federal National Mortgage Association Discount Notes, 5.210% - 6.550%, 6/15/2000 - 9/21/2000	36,628,621
47,500,000	[2]	Federal National Mortgage Association Floating Rate Notes, 5.851% - 6.470%, 6/1/2000 - 8/12/2000	47,472,555
9,500,000		Federal National Mortgage Association Notes, 6.450% - 7.250%, 2/23/2001 - 5/25/2001	9,493,641
31,500,000	[2]	Student Loan Marketing Association Floating Rate Notes, 5.720% - 6.593%, 6/1/2000 - 6/6/2000	31,493,335
2,000,000		Student Loan Marketing Association Note, 6.045%, 11/3/2000	1,999,500

		TOTAL GOVERNMENT AGENCIES	236,492,524

		REPURCHASE AGREEMENTS--51.3%[3]
20,000,000		ABN AMRO, Inc., 6.550%, dated 5/31/2000, due 6/1/2000	20,000,000
20,000,000		Bank of America, 6.580%, dated 5/31/2000, due 6/1/2000	20,000,000
16,000,000	[4]	Bear, Stearns and Co., 6.440%, dated 5/25/2000, due 6/26/2000	16,000,000
14,720,000		Deutsche Bank Financial, Inc., 6.370%, dated 5/31/2000, due 6/1/2000	14,720,000
20,000,000		First Union Capital Markets, 6.550%, dated 5/31/2000, due 6/1/2000	20,000,000
105,000,000		PaineWebber Group, Inc., 6.550%, dated 5/31/2000, due 6/1/2000	105,000,000
25,000,000		Salomon Brothers, Inc., 6.580%, dated 5/31/2000, due 6/1/2000	25,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$7,000,000	[4]	Warburg Dillon Reed, 6.100%, dated 3/23/2000, due 6/21/2000	$7,000,000
6,000,000	[4]	Warburg Dillon Reed, 6.140%, dated 3/28/2000, due 6/27/2000	6,000,000
7,000,000	[4]	Warburg Dillon Reed, 6.460%, dated 5/22/2000, due 6/30/2000	7,000,000

		TOTAL REPURCHASE AGREEMENTS	240,720,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[5]	$477,212,524

1 This issues show the rate of discount at time of purchase.

2 Denotes variable rate securities which show current rate and next demand date.

3 The repurchase agreements are fully collateralized by U.S. Treasury or government agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if the creditworthiness of the issuer is downgraded.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($468,799,324) at May 31, 2000.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

MAY 31, 2000 (UNAUDITED)

Assets:
Investments in repurchase agreements	$240,720,000
Investments in securities	236,492,524

Total investments in securities, at amortized cost and value		$477,212,524
Cash		2,165
Income receivable		1,504,240

TOTAL ASSETS		478,718,929

Liabilities:
Payable for investments purchased	7,494,750
Income distribution payable	2,407,226
Accrued expenses	17,629

TOTAL LIABILITIES		9,919,605

Net assets for 468,799,324 shares outstanding		$468,799,324

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$468,799,324 ÷ 468,799,324 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED MAY 31, 2000 (UNAUDITED)

Investment Income:
Interest			$16,009,865

Expenses:
Investment adviser fee		$1,092,519
Administrative personnel and services fee		205,675
Custodian fees		21,072
Transfer and dividend disbursing agent fees and expenses		15,748
Directors'/Trustees' fees		2,332
Auditing fees		5,336
Legal fees		3,302
Portfolio accounting fees		47,606
Shareholder services fee		682,824
Share registration costs		7,839
Printing and postage		6,575
Insurance premiums		1,113
Miscellaneous		3,151

TOTAL EXPENSES		2,095,092

Waivers:
Waiver of investment adviser fee	$(311,912)
Waiver of shareholder services fee	(546,259)

TOTAL WAIVERS		(858,171)

Net expenses			1,236,921

Net investment income			$14,772,944

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) May 31, 2000	Year Ended November 30, 1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$14,772,944	$27,361,581

Distributions to Shareholders:
Distributions from net investment income	(14,772,944)	(27,361,581)

Share Transactions:
Proceeds from sale of shares	980,961,604	1,855,387,107
Net asset value of shares issued to shareholders in payment of distributions declared	2,134,865	4,880,070
Cost of shares redeemed	(1,097,399,747)	(1,874,849,394)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(114,303,278)	(14,582,217)

Change in net assets	(114,303,278)	(14,582,217)

Net Assets:
Beginning of period	583,102,602	597,684,819

End of period	$468,799,324	$583,102,602

See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) May 31,	Year Ended November 30,
	2000	1999	1998	1997	1996	1995
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.03	0.05	0.05	0.05	0.05	0.06
Less Distributions:
Distributions from net investment income	(0.03)	(0.05)	(0.05)	(0.05)	(0.05)	(0.06)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[1]	2.75%	4.75%	5.20%	5.20%	5.09%	5.63%

Ratios to Average Net Assets:

Expenses	0.45%[2]	0.45%	0.45%	0.45%	0.45%	0.45%

Net investment income	5.41%[2]	4.65%	5.09%	5.07%	4.98%	5.47%

Supplemental Data:

Net assets, end of period (000 omitted)	$468,799	$583,103	$597,685	$675,988	$844,108	$952,757

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

MAY 31, 2000 (UNAUDITED)

ORGANIZATION

Effective April 26, 1999, Trust for Short-Term U.S. Government Securities (the "Fund") became a portfolio of the Money Market Obligations Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-ended, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of the Fund. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Trust is high current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

	Six Months Ended May 31, 2000	Year Ended November 30, 1999
Shares sold	980,961,604	1,855,387,107
Shares issued to shareholders in payment of distributions declared	2,134,865	4,880,070
Shares redeemed	(1,097,399,747)	(1,874,849,394)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(114,303,278)	(14,582,217)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive, to the extent of its advisory fee, the amount, if any, by which the Fund's aggregate annual operating expenses exceed 0.45% of average daily net assets of the Fund.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to obtain certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

SEMI-ANNUAL REPORT

Trust for Short-Term U.S. Government Securities

SEMI-ANNUAL REPORT
TO SHAREHOLDERS

MAY 31, 2000

Federated
Trust for Short-Term U.S. Government Securities
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 60934N781

8063001 (7/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.